CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022
Revenue:
Commissions		¥ 364,095	¥ 279,857		¥ 332,344
Fees from investment banking		173,265	113,208		149,603
Asset management and portfolio service fees		310,154	271,684		269,985
Net gain on trading		491,611	563,269		368,799
Gain on private equity and debt investments		11,877	14,504		30,768
Interest and dividends		2,620,856	1,114,690		284,222
Gain (loss) on investments in equity securities		9,612	(1,426)		5,446
Other		175,824	130,940		152,832
Total revenue		4,157,294	2,486,726		1,593,999
Interest expense		2,595,294	1,151,149		230,109
Net revenue	[1],[2]	1,562,000	1,335,577	[3]	1,363,890	[3]
Non-interest expenses:
Compensation and benefits		673,523	605,787		529,506
Commissions and floor brokerage		137,328	119,237		105,204
Information processing and communications		217,126	209,537		184,319
Occupancy and related depreciation		68,698	66,857		69,742
Business development expenses		24,236	22,636		15,641
Other		167,239	162,049		232,855
Total non-interest expenses		1,288,150	1,186,103		1,137,267
Income before income taxes	[1]	273,850	149,474	[3]	226,623	[3]
Income tax expense		96,630	57,798		80,090
Net income		177,220	91,676		146,533
Less: Net income (loss) attributable to noncontrolling interests		11,357	(1,110)		3,537
Net income attributable to NHI shareholders		¥ 165,863	¥ 92,786		¥ 142,996
Basic-
Net income attributable to NHI shareholders per share		¥ 54.97	¥ 30.86		¥ 46.68
Diluted-
Net income attributable to NHI shareholders per share		¥ 52.69	¥ 29.74		¥ 45.23

[1]	Includes gains from the estimated recoverable amounts and collected amounts for a part of the claim related to the loss arising from the U.S. Prime Brokerage Event.
[2]	There is no revenue derived from transactions with a single major external customer.
[3]	Includes losses arising from the U.S. Prime Brokerage Event.